Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Net carrying amount	$ 267,601
Senior Notes
Debt Instrument [Line Items]
Principal	267,611		259,581
Less: debt discount, net	(10)	[1]	(68)	[1]
Net carrying amount	$ 267,601		$ 259,513

[1]	Included in the consolidated balance sheets within RMB-denominated US$-settled senior notes and is amortized over the remaining life of the Senior Notes.